Commitments and Contingencies (Details) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 05, 2023	Aug. 16, 2022	Mar. 28, 2023	Apr. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021	Oct. 27, 2021	Sep. 30, 2021	Aug. 09, 2021	Aug. 03, 2021	Jul. 08, 2021	Jun. 28, 2021	Jun. 23, 2021	Jan. 20, 2021
Commitments and Contingencies (Details) [Line Items]
U.S. federal tax		1.00%
Excise tax		1.00%
Deferred fee per unit					$ 0.35				$ 0.35
Deferred underwriting fee payable (in Dollars)					$ 3,643,200				$ 9,660,000		$ 9,660,000									$ 9,660,000
Reduction in deferred underwriting fees (in Dollars)			$ 6,016,800		$ 6,016,800				6,016,800
Success fees (in Dollars)									$ 800,000
Preferred stock, par value					$ 0.0001				$ 0.0001		$ 0.0001
Closing term, description					during the seven-year period following the date that is sixty days after the date of the closing				during the seven-year period following the date that is sixty days after the date of the closing
Forfeit founder shares (in Shares)					1,713,139				1,713,139
Purchase share (in Shares)									1
U.S. federal excise tax		1.00%			21.00%	21.00%			21.00%		21.00%
Fair market value of excise tax		1.00%
Redemption of common stock (in Shares)									1,687,664
Excise tax liability (in Dollars)	$ 32,930				$ 32,930
Percentage of excise tax liability					1.00%
Change in deferred underwriting fees (in Dollars)			394,100		$ (394,100)
Additional paid-in capital (in Dollars)			5,622,700		$ 1,500,000				$ 1,500,000
Outstanding deferred underwriting fee payable (in Dollars)			$ 3,643,200
Common stock, par value					$ 10
Consideration value, description					(i) the Per Share Consideration Value (as defined herein), divided by (ii) $10.00 (subject to equitable adjustment) (the “Common Exchange Ratio”). The “Per Share Consideration Value” equals the quotient of (i) $282 million, divided by (ii) the sum of (A) the number of shares of Unique Logistics’ Common Stock, plus (B) the number of shares of Unique Logistics’ Common Stock into which all of the shares of Unique Logistics’ convertible preferred stock, par value $0.001 per share, of the Unique Logistics (collectively, the “Unique Logistics’ Convertible Preferred Stock”) would convert, in each case, as of immediately prior to the Merger, taking into account the effects of the Transactions in accordance with the certificate of designations applicable to such Unique Logistics’ Convertible Preferred Stock.
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value					$ 0.001
Unique Logistics International, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock							$ 0.001			$ 0.001		$ 0.001
Preferred stock, par value							$ 0.001			$ 0.001		$ 0.001
U.S. federal excise tax							21.00%	21.00%		21.00%		21.00%
Fair market value of excise tax							10.50%	28.00%		40.60%		23.20%
Common stock, par value													$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638
Cash Consideration (in Dollars)				$ 21,000,000			$ 28,800,000
Leases percentage							10.00%
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock					0.0001				$ 0.0001		$ 0.0001
Exceeds per share					$ 12				$ 12
Redemption of common stock (in Shares)		282,720			1,687,664				1,970,384		27,600,000
Aggregate redemption amount (in Dollars)	$ 3,293,029
Common stock, par value					$ 0.0001
Class B Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock					0.0001				$ 0.0001		$ 0.0001
Amended and Restated Letter Agreement between Entity, Colbeck Edify Holdings, LLC, Unique Logistics and Certain Directors and Officers of Entity [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
trading price per share					12				$ 12
Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Stock exceeds per share					$ 15
Business Combination [Member] | Unique Logistics International, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Promissory note consideration (in Dollars)				$ 1,000,000
Consideration description				Seller will be eligible for an additional one-time cash earn-out payment (the “Earn Out Payment”), in the amount of (i) $2,500,000, if the EBITDA of the Purchased Shares, in the aggregate, exceeds $5,000,000 for the one-year period beginning on July 1, 2022 and ending June 30, 2023 (the “Earn Out Period”), or (ii) $2,000,000, if the EBITDA of the Purchased Shares, in the aggregate is equal to or less than $5,000,000 but exceeds $4,500,000, for the Earn Out Period, in each case, to be paid by the Company within 90 days of June 30, 2023
Business Combination [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)					1,250,000
Business Combination [Member] | Scenario, Plan, One [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)									1,250,000
Business Combination [Member] | Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)					1,250,000
Unique Logistics International, Inc., [Member] | Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)									1,250,000
Unique Logistics International, Inc., [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock									$ 0.001
Equals the quotient (in Dollars)									$ 282,000,000
Preferred stock, par value									$ 0.001
Unique Logistics International, Inc., [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Stock exceeds per share					$ 12
Unique Logistics International, Inc., [Member] | Scenario, Plan, One [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Stock exceeds per share									12
Unique Logistics International, Inc., [Member] | Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Stock exceeds per share									15
Buyer [Member] | Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock									0.0001
Equitable adjustment									$ 10
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting fee payable (in Dollars)					$ 9,660,000